Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,229,959)	$ (1,597,426)	$ (2,657,304)	$ (4,528,042)
Adjustments to reconcile net loss to net cash used in operating activities:
Debt discount amortization, incl. issuance of warrants	348,637	132,759
Amortization of debt discount, incl. issuance of warrants			312,431	77,031
Amortization	2,702	1,822	3,644
Stock-based compensation	18,710	69,123	178,382	582,862
Interest paid for note conversion	7,306		53,371
Changes in operating assets and liabilities:
Pre-paid expenses				274,715
Accounts payable and accrued expenses	(142,682)	(67,481)	125,079	1,206,088
Accounts payable related party	1,655,113	531,000	178,727	689,947
Net cash used in operating activities	(340,173)	(930,203)	(1,805,670)	(1,697,399)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangibles	(25,047)	(22,438)	(32,247)	(36,931)
Net cash used in investing activities	(25,047)	(22,438)	(32,247)	(36,931)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from subsidiary stock transactions				600,000
Proceeds from issuance of convertible notes payable		1,380,960	1,380,960	1,165,000
Proceeds from stock sales	115,000		680,000
Net cash provided by financing activities	115,000	1,380,960	2,060,960	1,765,000
Net increase in cash	(250,220)	428,319	223,043	30,670
Cash, beginning of period	295,401	72,358	72,358	41,688
Cash, end of period	45,181	500,677	295,401	72,358
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	52,425	69,900	104,850
Income taxes paid
NON-CASH INVESTING & FINANCING ACTIVITIES
Issuance of warrants	348,637	42,250	190,335
Forfeiture of warrants			(6,763)
Debt discount on convertible note		90,509	128,859	119,850
Common shares issued for the conversion of subsidiary shares, related party				1,400,000
Common shares issued for the conversion of convertible notes and accrued interest			1,520,371	121,042
Forgiveness of related party debt recorded to additional paid-in capital				2,007,187
Common shares issued for the conversion of principal and accrued interest	$ 172,306